Business Acquisition	12 Months Ended
Dec. 31, 2024
Business Acquisitions [Abstract]
Business Acquisition	Business Acquisitions
Acquisition in 2023
On June 30, 2023, the Company acquired all of the shares of Environmental Systems Design, Inc. (ESD), for cash consideration and notes payable. ESD is a 300-person firm headquartered in Chicago. The firm provides building engineering services, specializing in mission critical and data center services. This addition further strengthened the Company’s Buildings operations in the United States CGU.

Acquisitions in 2024
On January 8, 2024, the Company acquired all of the shares of ZETCON Ingenieure GmbH (ZETCON), for cash consideration and notes payable. ZETCON is a 645-person engineering firm headquartered in Bochum, Germany. This addition further strengthened the Company's Infrastructure operations in the group of Global cash-generating units (CGUs).

On February 9, 2024, the Company acquired all of the shares of Morrison Hershfield Group Inc. (Morrison Hershfield), for cash consideration and notes payable. Morrison Hershfield is a 1,150-person engineering and management firm headquartered in Markham, Ontario. This addition further strengthened the Company's Infrastructure, Buildings, Environmental Services, and Water operations in Canada and the United States CGUs.

On April 30, 2024, the Company acquired all of the shares of Hydrock Holdings Limited (Hydrock), for cash consideration and notes payable. Hydrock is a 950-person integrated engineering design firm headquartered in Bristol, England. This addition further strengthened the Company's Energy & Resources, Buildings, and Infrastructure operations in the Global group of CGUs.
Details of the consideration transferred and the fair value of the identifiable assets and liabilities acquired at the date of acquisition, including measurement period adjustments for prior acquisitions, are as follows:

		For the year ended December 31,
		2024	2023
	Notes	$	$

Cash consideration		581.0	86.7
Notes payable	16	90.7	50.6
Consideration		671.7	137.3

Cash consideration		581.0	86.7
Cash acquired		26.0	11.1
Net cash paid		555.0	75.6

Assets and liabilities acquired
Cash		26.0	11.1
Non-cash working capital
Trade receivables		92.1	16.4
Unbilled receivables		25.5	10.3
Trade and other payables		(61.6)	(11.5)
Deferred revenue		(35.0)	(7.5)
Other non-cash working capital		13.3	1.5
Lease assets	11	60.8	15.0
Intangible assets	13	183.8	37.6
Lease liabilities		(57.3)	(13.6)
Long-term debt		(44.5)	—
Provisions	17	(24.2)	(1.1)
Deferred tax (liabilities) assets	26	(57.0)	1.7
Other	10,14	46.8	3.2
Total identifiable net assets at fair value		168.7	63.1
Goodwill arising on acquisitions	12	503.0	74.2

Deferred consideration is included as notes payable and has been assessed as part of the business combination and recognized at fair value at the acquisition date.

Non-cash working capital includes trade receivables and unbilled receivables which are recognized at fair value at the time of acquisition, and their fair value approximates their net carrying value.

Goodwill consists of the value of expected synergies arising from an acquisition, the expertise and reputation of the assembled workforce acquired, and the geographic location of the acquiree. Goodwill of $207.9 and intangible assets of $84.3 were allocated to ZETCON, goodwill of $175.3 and intangible assets of $59.1 were allocated to Morrison Hershfield, and goodwill of $119.8 and intangible assets of $40.4 were allocated to Hydrock. None of the goodwill and intangible assets arising from the acquisitions are expected to be deductible for income tax purposes.

Non-current provisions for claims of $20.3 were recognized from the acquisitions in 2024, based on their expected probable outcomes (note 17). There is significant uncertainty as to the timing and amount of the cash outflows, which depends on the development of the claims. As at the acquisition dates, the Company recognized $15.1 in expected reimbursements related to these provisions for claims, included in Other Assets (note 14).
Gross revenue earned from acquisitions since the acquisition date was $411.2.

Fair value of net assets for current and prior year acquisitions
The preliminary fair values of the net assets recognized in the Company’s consolidated financial statements were based on management’s best estimates of the acquired identifiable assets and liabilities at the acquisition dates. Management finalized the fair value assessments of assets and liabilities purchased from ZETCON and Morrison Hershfield. For Hydrock, management is reviewing the respective vendors' closing financial statements, purchase adjustments, and other outstanding information. Once the outstanding information is received, reviews are completed, and approvals are obtained, the valuation of acquired assets and liabilities will be finalized.